Basis of presentation (Details Narrative) - USD ($) $ in Thousands		3 Months Ended
	Dec. 14, 2023	Mar. 31, 2024	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Trade receivables			$ 126
Other receivables			$ 164
General and administrative expense		$ 1,653
Sales and marketing expense		$ 3
Binding arrangement agreement [member]
IfrsStatementLineItems [Line Items]
Description of shares owned	Following the closing of the Transaction, former shareholders of Ceapro owned approximately 50% of the Aeterna common shares on a fully diluted basis and former shareholders of Aeterna owned approximately 50% of the Aeterna common shares on a fully diluted basis.